Consolidated Statements of Operations - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Multiemployer Plan [Line Items]
Net income	$ 6,736	$ 34,980	$ 50,087	$ 39,364
Successors [Member]
Multiemployer Plan [Line Items]
Revenues		348,590	834,146	658,385
Cost of services		(249,159)	(678,720)	(506,799)
Gross profit		99,431	155,426	151,586
Selling, general and administrative expenses		(36,705)	(72,077)	(63,840)
Amortization		(9,373)	(15,817)	(15,932)
Operating income		53,353	67,532	71,814
Interest expense, net		(14,383)	(15,879)	(18,971)
Other income / (expense), net		5,441	9,139	(408)
Income before income tax		44,411	60,792	52,435
Income tax expense		(9,431)	(10,705)	(13,071)
Net income		34,980	50,087	39,364
Net income / (loss) attributable to non-controlling interests		(163)
Net income attributable to shareholders		$ 35,143	$ 50,087	$ 39,364
Weighted average shares outstanding:
Basic		85,569,020	88,845,618	86,997,554
Diluted		86,862,983	88,990,657	86,997,554
Net earnings per share (Note 16):
Basic		$ 0.41	$ 0.56	$ 0.45
Diluted		$ 0.40	$ 0.56	$ 0.45
Predecessors [Member] | NPS Holdings Limited [Member]
Multiemployer Plan [Line Items]
Revenues	137,027
Cost of services	(104,242)
Gross profit	32,785
Selling, general and administrative expenses	(19,969)
Amortization	(10)
Operating income	12,806
Interest expense, net	(4,090)
Other income / (expense), net	362
Income before income tax	9,078
Income tax expense	(2,342)
Net income	6,736
Net income / (loss) attributable to non-controlling interests	(881)
Net income attributable to shareholders	$ 7,617
Weighted average shares outstanding:
Basic	348,524,566
Diluted	370,000,000
Net earnings per share (Note 16):
Basic	$ 0.02
Diluted	$ 0.02